Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, except Share data	Total		Common Stock Including Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Parent [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2009			$ 1,554	$ (323)	$ (71)	$ 1,160	$ 149
Beginning balance at Dec. 31, 2009			117,894,443
Sale of common stock under stock option plans			4,250,959
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			320,452
Sale of common stock under stock option plans			76
Net earnings	875						41
Change in capital stock and paid-in-capital						85
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			(5)
Foreign currency translation					12		0
Net earnings attributable to TRW	834			834		834
Divestitures							0
Change in accumulated other comprehensive earnings (losses)	(16)					(16)
Retirement obligations, net of tax	35	[1]			(35)
Share-based compensation expense			13
Cash dividends paid to noncontrolling interest							(20)
Deferred cash flow hedges, net of tax	7	[2]			7
Excess tax benefits on share-based compensation			1
Capital contribution from noncontrolling interest							5
Total comprehensive earnings (losses)	859
Equity component of 3.5% exchangeable notes			0
Repurchase of common stock (value)				0
Ending balance at Dec. 31, 2010	2,238		1,639	511	(87)	2,063	175
Ending balance at Dec. 31, 2010			122,465,854
Sale of common stock under stock option plans			886,160
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			399,441
Sale of common stock under stock option plans			20
Net earnings	1,195						38
Change in capital stock and paid-in-capital						(36)
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			(14)
Foreign currency translation					(142)		1
Net earnings attributable to TRW	1,157			1,157		1,157
Divestitures							(3)
Change in accumulated other comprehensive earnings (losses)	(243)					(244)
Retirement obligations, net of tax	46	[1]			(46)
Share-based compensation expense			15
Cash dividends paid to noncontrolling interest							(12)
Deferred cash flow hedges, net of tax	(56)	[2]			(56)
Excess tax benefits on share-based compensation			3
Capital contribution from noncontrolling interest							0
Total comprehensive earnings (losses)	952
Equity component of 3.5% exchangeable notes			(60)
Repurchase of common stock (value)				0
Ending balance at Dec. 31, 2011	3,139		1,603	1,668	(331)	2,940	199
Ending balance at Dec. 31, 2011			123,751,455
Sale of common stock under stock option plans			887,392
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			345,691
Sale of common stock under stock option plans			21
Net earnings	1,041						33
Change in capital stock and paid-in-capital						33
Issuance of common stock upon vesting of restricted stock units and exercise of stock-settled stock appreciation rights			(10)
Foreign currency translation					67		5
Net earnings attributable to TRW	1,008			1,008		740
Divestitures							0
Change in accumulated other comprehensive earnings (losses)	(130)					(135)
Retirement obligations, net of tax	260	[1]			(260)
Share-based compensation expense			21
Cash dividends paid to noncontrolling interest							(46)
Deferred cash flow hedges, net of tax	58	[2]			58
Excess tax benefits on share-based compensation			1
Capital contribution from noncontrolling interest							0
Total comprehensive earnings (losses)	911
Equity component of 3.5% exchangeable notes			0
Repurchase of common stock (shares)			(5,612,491)
Repurchase of common stock (value)				(268)
Ending balance at Dec. 31, 2012	$ 3,769		$ 1,636	$ 2,408	$ (466)	$ 3,578	$ 191
Ending balance at Dec. 31, 2012			119,372,047

[1]	Tax on retirement obligations for the years ended December 31, 2012, 2011 and 2010 was $126 million, $(97) million, and $(39) million, respectively.
[2]	Tax on deferred cash flow hedges as of December 31, 2012, 2011 and 2010 was $(19) million, $17 million, and $(3) million, respectively.